Capital Structure, Financial Risk and Related Items - Treasury Shares (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2019 shares	Mar. 31, 2016 shares	Dec. 31, 2021 DKK (kr) item shares	Dec. 31, 2020 DKK (kr) shares	Dec. 31, 2019 DKK (kr) shares	Apr. 13, 2021 DKK (kr) shares	Mar. 29, 2019 DKK (kr) shares	Mar. 28, 2017 DKK (kr)	Mar. 17, 2016 DKK (kr) shares
Number of shares
Number of shares at beginning of period | shares				3,277,500
Number of shares at end of period | shares					3,277,500
Share capital
Share capital, at beginning of period			kr 65,500,000	kr 65,100,000	kr 61,500,000
Purchase of treasury shares			447,000,000
Share capital, at end of period			kr 65,700,000	kr 65,500,000	kr 65,100,000
Cost
Number of authorization | item			2
Number of shares authorized to be repurchased | shares									500,000
Nominal value of shares repurchases						kr 750,000		kr 500,000	kr 500,000
Treasury shares [member]
Number of shares
Number of shares at beginning of period | shares			132,106	163,921	177,550
Purchase of treasury shares. | shares	170,000	30,000	200,000	0	0
Shares used for funding RSU program | shares			(43,781)	(31,815)	(13,629)
Number of shares at end of period | shares			288,325	132,106	163,921
Share capital
Share capital, at beginning of period			kr 100,000	kr 200,000	kr 200,000
Purchase of treasury shares			200,000
Shares used for funding RSU program				(100,000)
Share capital, at end of period			kr 300,000	kr 100,000	kr 200,000
Proportion of share capital
Proportion of share capital, at beginning of period			0.20%	0.30%	0.30%
Proportion of share capital on purchase of treasury shares			0.30%
Proportion of share capital on shares used for funding RSU program			(0.10%)	(0.10%)
Proportion of share capital, at end of period			0.40%	0.20%	0.30%
Cost
Cost, at beginning of period			kr 154,000,000	kr 192,000,000	kr 208,000,000
Purchase of treasury shares			447,000,000
Shares used for funding RSU program			(51,000,000)	(38,000,000)	(16,000,000)
Cost at end of period			kr 550,000,000	kr 154,000,000	kr 192,000,000
RSU
Number of shares
Purchase of treasury shares. | shares			200,000
Share capital
Purchase of treasury shares			kr 447,000,000
Proportion of share capital
Proportion of share capital on purchase of treasury shares			0.30%
First authorization
Cost
Number of shares authorized to be repurchased | shares							500,000
Nominal value of shares repurchases							kr 500,000
Share repurchased | shares			255,000
Share repurchased amount			kr 255,000
Shares available for repurchase | shares			830,000
Shares available for repurchase amount			kr 830,000
Second authorization
Cost
Number of shares authorized to be repurchased | shares						500,000
Nominal value of shares repurchases						kr 500,000
Share repurchased | shares			170,000
Share repurchased amount			kr 170,000